TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
VAT recoverable	$ 1,862	$ 790
GST recoverable	16	26
Income Taxes Recoverable	2,595	2,548
Taxes Recoverable	$ 4,473	$ 3,364